Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,306,702	$ 1,754,460	$ 2,026,822
Prepaid expenses	36,417	46,667	122,478
Total current assets	1,343,119	1,801,127	2,149,300
Investments held in Trust Account	160,239,964	160,022,447	160,006,444
Total Assets	161,583,083	161,823,574	162,155,744
Current liabilities:
Accounts payable	170,657	1,388	13,810
Accrued expenses	927,001	14,151	75,146
Accrued expenses – related party		150,000	30,000
Total current liabilities	1,097,658	165,539	118,956
Deferred underwriting commissions	5,600,000	5,600,000	5,600,000
Total liabilities	6,697,658	5,765,539	5,718,956
Commitments and Contingencies
Ordinary shares subject to possible redemption	160,139,964	160,000,000	160,000,000
Shareholders’ Deficit:
Preference shares value
Ordinary shares value	445	445	445
Additional paid-in capital
Accumulated deficit	(5,254,984)	(3,942,410)	(3,563,657)
Total shareholders’ deficit	(5,254,539)	(3,941,965)	(3,563,212)
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 161,583,083	$ 161,823,574	$ 162,155,744